Annual Operating Expenses - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Mar. 30, 2024
Fidelity Advisor New York Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.76%
Fidelity Advisor New York Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.44%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	1.46%
Fidelity Advisor New York Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.45%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.72%
Fidelity Advisor New York Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.53%
Fidelity Advisor New York Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.40%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.42%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17%, 0.12%, 0.12%, 0.18%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.